Columbia Disciplined Value Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 8.4%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	13,161	325,735
Verizon Communications, Inc.	12,384	492,140
Total		817,875
Entertainment 0.3%
Electronic Arts, Inc.	2,570	514,154
Interactive Media & Services 5.6%
Alphabet, Inc., Class A	19,716	5,543,942
Meta Platforms, Inc., Class A	6,745	4,373,121
Total		9,917,063
Media 2.0%
Fox Corp., Class A	53,858	3,481,920
Total Communication Services		14,731,012
Consumer Discretionary 7.5%
Automobile Components 0.5%
BorgWarner, Inc.	23,300	1,000,968
Broadline Retail 0.9%
Amazon.com, Inc.(a)	6,567	1,603,793
Diversified Consumer Services 1.2%
ADT, Inc.	234,174	2,070,098
Hotels, Restaurants & Leisure 1.1%
Booking Holdings, Inc.	393	1,995,552
Household Durables 0.8%
PulteGroup, Inc.	11,534	1,382,580
Specialty Retail 1.4%
Lowe’s Companies, Inc.	7,400	1,762,162
TJX Companies, Inc. (The)	4,880	683,883
Total		2,446,045
Textiles, Apparel & Luxury Goods 1.6%
Ralph Lauren Corp.	8,668	2,770,813
Total Consumer Discretionary		13,269,849
Consumer Staples 6.7%
Beverages 0.4%
Molson Coors Beverage Co., Class B	15,674	685,267
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.9%
Kroger Co. (The)	3,900	248,157
Target Corp.	11,483	1,064,704
U.S. Foods Holding Corp.(a)	4,200	305,004
Total		1,617,865
Food Products 0.8%
ConAgra Foods, Inc.	26,231	450,911
Pilgrim’s Pride Corp.	25,716	979,780
Total		1,430,691
Household Products 1.6%
Colgate-Palmolive Co.	19,396	1,494,462
Kimberly-Clark Corp.	1,946	232,956
Procter & Gamble Co. (The)	7,874	1,184,013
Total		2,911,431
Tobacco 3.0%
Altria Group, Inc.	60,900	3,433,542
Philip Morris International, Inc.	12,456	1,797,774
Total		5,231,316
Total Consumer Staples		11,876,570
Energy 6.2%
Oil, Gas & Consumable Fuels 6.2%
Chevron Corp.(b)	23,731	3,742,853
Exxon Mobil Corp.	40,319	4,610,881
Valero Energy Corp.	15,599	2,644,967
Total		10,998,701
Total Energy		10,998,701
Financials 21.4%
Banks 6.6%
Citigroup, Inc.	29,063	2,942,047
JPMorgan Chase & Co.	23,047	7,170,383
Popular, Inc.	12,800	1,426,816
Total		11,539,246

Columbia Disciplined Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 6.6%
Blackrock, Inc.	2,929	3,171,551
CME Group, Inc.	12,692	3,369,599
Goldman Sachs Group, Inc. (The)	330	260,492
Janus Henderson Group PLC	72,186	3,144,422
S&P Global, Inc.	1,800	876,978
Virtu Financial, Inc. Class A	23,227	809,229
Total		11,632,271
Consumer Finance 1.5%
Synchrony Financial	36,359	2,704,382
Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	5,197	2,481,775
Fiserv, Inc.(a)	6,492	432,952
MGIC Investment Corp.	104,008	2,851,899
Total		5,766,626
Insurance 3.4%
Allstate Corp. (The)	9,406	1,801,437
Marsh & McLennan Companies, Inc.	9,327	1,661,605
MetLife, Inc.	32,341	2,581,459
Total		6,044,501
Total Financials		37,687,026
Health Care 12.2%
Biotechnology 2.0%
AbbVie, Inc.	2,364	515,446
Amgen, Inc.	1,549	462,268
BioMarin Pharmaceutical, Inc.(a)	6,314	338,241
Insmed, Inc.(a)	1,950	369,720
Regeneron Pharmaceuticals, Inc.	1,034	673,961
Revolution Medicines, Inc.(a)	6,900	405,996
Vertex Pharmaceuticals, Inc.(a)	1,733	737,513
Total		3,503,145
Health Care Equipment & Supplies 0.9%
Hologic, Inc.(a)	20,800	1,537,328
Health Care Providers & Services 2.7%
Cigna Group (The)	1,542	376,880
CVS Health Corp.	19,278	1,506,576
McKesson Corp.	3,414	2,769,915
Total		4,653,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.(a)	8,550	1,539,598
IQVIA Holdings, Inc.(a)	2,886	624,704
Total		2,164,302
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	65,662	3,025,048
Jazz Pharmaceuticals PLC(a)	22,232	3,060,012
Pfizer, Inc.	22,010	542,547
Viatris, Inc.	281,713	2,918,547
Total		9,546,154
Total Health Care		21,404,300
Industrials 13.4%
Aerospace & Defense 1.6%
General Dynamics Corp.	8,450	2,914,405
Building Products 2.1%
Johnson Controls International PLC	30,362	3,473,109
Masco Corp.	3,398	220,055
Total		3,693,164
Construction & Engineering 2.7%
EMCOR Group, Inc.	4,938	3,337,002
Valmont Industries, Inc.	3,540	1,463,542
Total		4,800,544
Ground Transportation 1.9%
Lyft, Inc., Class A(a)	55,697	1,139,560
Union Pacific Corp.	10,000	2,203,700
Total		3,343,260
Machinery 3.1%
Caterpillar, Inc.	661	381,569
Pentair PLC	17,100	1,818,585
Snap-On, Inc.	8,129	2,727,686
Toro Co. (The)	6,374	476,329
Total		5,404,169
Passenger Airlines 0.7%
United Airlines Holdings, Inc.(a)	13,920	1,309,037
Professional Services 1.3%
Automatic Data Processing, Inc.	8,500	2,212,550
Total Industrials		23,677,129
Columbia Disciplined Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.1%
Communications Equipment 2.1%
Cisco Systems, Inc.	51,320	3,752,005
IT Services 0.2%
VeriSign, Inc.	990	237,402
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.(a)	9,295	2,380,636
Cirrus Logic, Inc.(a)	3,596	477,009
QUALCOMM, Inc.	22,457	4,062,471
Total		6,920,116
Software 3.5%
Dropbox, Inc., Class A(a)	9,354	271,266
Fortinet, Inc.(a)	2,543	219,792
Nutanix, Inc., Class A(a)	29,781	2,121,598
Salesforce, Inc.	13,452	3,503,035
Total		6,115,691
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc.	21,285	2,506,948
Total Information Technology		19,532,162
Materials 4.4%
Chemicals 1.1%
CF Industries Holdings, Inc.	23,495	1,956,899
Construction Materials 1.1%
CRH PLC	16,563	1,972,653
Metals & Mining 2.2%
Anglogold Ashanti PLC	11,300	768,400
Newmont Corp.	37,453	3,032,569
Total		3,800,969
Total Materials		7,730,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.7%
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	4,194	639,291
Retail REITs 0.2%
Simon Property Group, Inc.	1,927	338,690
Specialized REITs 3.1%
Equinix, Inc.	3,240	2,741,072
SBA Communications Corp.	14,633	2,801,927
Total		5,542,999
Total Real Estate		6,520,980
Utilities 4.7%
Electric Utilities 3.0%
Edison International	35,945	1,990,634
Exelon Corp.	15,600	719,472
PG&E Corp.	163,192	2,604,544
Total		5,314,650
Independent Power and Renewable Electricity Producers 1.7%
AES Corp. (The)	207,200	2,873,864
Total Utilities		8,188,514
Total Common Stocks (Cost $141,457,247)		175,616,764

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(c),(d)	725,271	725,054
Total Money Market Funds (Cost $724,970)		725,054
Total Investments in Securities (Cost: $142,182,217)		176,341,818
Other Assets & Liabilities, Net		(130,263)
Net Assets		176,211,555
At October 31, 2025, securities and/or cash totaling $412,596 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	3	12/2025	USD	1,031,100	33,833	—

Columbia Disciplined Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	2,130,200	3,348,723	(4,753,870)	1	725,054	(59)	21,064	725,271
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Disciplined Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT179_07_R01_(12/25)